SHELTON FUNDS
44 Montgomery Street, Suite 2100
San Francisco, California 94104
Telephone (800) 955-9988
Internet www.sheltoncap.com

January 22, 2014

VIA EDGAR

Document Control
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Shelton Funds
File Nos. 33-00499 and 811-04417

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on December 24, 2013 of Registrant’s Post-Effective Amendment No 49 under the Securities Act of 1933 and Amendment No. 50 under the Investment Company Act of 1940.

Sincerely,

/s/ Teresa Axelson
Teresa Axelson
Chief Compliance Officer